Debt	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Debt
15.	DEBT

[a]	Credit Facilities
The Company has an agreement for a credit facility that is drawn in euros that is secured with a USD cash deposit of 105% of the outstanding balance. As at December 31, 2020, the amount drawn was $101 million [2019 - $110 million] and the related restricted cash equivalent deposit was $106 million [2019 - $116 million]. Given that the credit agreement includes a netting arrangement that provides for the legal right of setoff, the remaining net deposit of $5 million [2019 - $6 million] is included in prepaid expenses and other
[note 4]
.
On April 13, 2020, the Company amended its
364-day
syndicated revolving credit facility, which included an increase to the size of the facility from U.S. $300 million to U.S. $1.0 billion and an extension of the maturity date from June 22, 2020 to April 12, 2021. On December 11, 2020, the Company amended this facility, decreasing the size of the facility from U.S. $1.0 billion to U.S. $750 million and extending the maturity date to December 10, 2021. The facility can be drawn in U.S. dollars or Canadian dollars. As of December 31, 2020, the Company has not borrowed any funds under this credit facility.

[b]	Commercial Paper Program
The Company has a U.S. commercial paper program [the “U.S. Program”] and a euro-commercial paper program [the “euro-Program”]. Under the U.S. Program, the Company may issue U.S. commercial paper notes up to a maximum aggregate amount of U.S. $1 billion. The U.S. Program is guaranteed by the Company’s existing global credit facility. There were no amounts outstanding as at December 31, 2020 and 2019.
Under the euro-Program, the Company may issue euro-commercial paper notes [the “euro notes”] up to a maximum aggregate amount of €500 million or its equivalent in alternative currencies. The euro notes issued are guaranteed by the Company’s existing global credit facility. There were no amounts outstanding as at December 31, 2020 and 2019.
Long-term borrowings

[a]	The Company’s long-term debt, which is substantially uncollateralized, consists of the following:

	2020	2019

Senior Notes [note 15 [c]]
Cdn$425 million Senior Notes due 2022 at 3.100%	$333	$327
€550 million Senior Notes due 2023 at 1.900%	671	615
$750 million Senior Notes due 2024 at 3.625%	748	747
$650 million Senior Notes due 2025 at 4.150%	646	645
€600 million Senior Notes due 2027 at 1.500%	730	670
$750 million Senior Notes due 2030 at 2.450%	741	—
Bank term debt at a weighted average interest rate of approximately 4.23% [2019 – 4.97%], denominated primarily in Chinese renminbi, Brazilian real, euro and Indian rupee	189	105
Government loans at a weighted average interest rate of approximately 1.54% [2019 – 1.63%], denominated primarily in euro, Canadian dollar and Brazilian real	32	48
Other	12	11

	4,102	3,168
Less due within one year	129	106

	$3,973	$3,062

[b]	Future principal repayments on long-term debt are estimated to be as follows:

2021	$129
2022	365
2023	722
2024	760
2025	647
Thereafter	1,479

$4,102

[c]
All of the Senior Notes pay a fixed rate of interest semi-annually except for the €550 million and €600 million Senior Notes which pay a fixed rate of interest annually. The Senior Notes are unsecured obligations and do not include any financial covenants. The Company may redeem the Senior Notes in whole or in part at any time, at specified redemption prices determined in accordance with the terms of each of the respective indentures governing the Senior Notes. All of the Senior Notes were issued for general corporate purposes.

On June 8, 2020, the Company issued $750 million of 2.45% fixed-rate Senior Notes which mature on June 15, 2030.

[d]
The Company’s $2.75 billion revolving credit facility matures on June 24, 2024. The facility includes a $200 million Asian tranche, a $150 million Mexican tranche and a tranche for Canada, U.S. and Europe, which is fully transferable between jurisdictions and can be drawn in U.S. dollars, Canadian dollars or euros.

[e]	Interest expense, net includes:

	2020	2019

Interest expense
Current	$9	$17
Long-term	96	87

	105	104
Interest income	(19)	(22)

Interest expense, net	$86	$82

[f]	Interest paid in cash was $104 million for the year ended December 31, 2020 [2019 - $103 million].